INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Federal income tax rate (as a percent)		35.00%
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current (expense) benefit		$ 5	$ (3)	$ (90)
Deferred (expense) benefit		8	8	74
Income Tax (Expense) Benefit		13	5	(16)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected income tax (expense) benefit		11	4	(15)
Dividends received deduction		1	1	1
Prior year adjustment		0	0	(2)
Other		1	0	0
Income Tax (Expense) Benefit		$ 13	$ 5	$ (16)
Pro Forma | Internal Revenue Service (IRS)
Income Tax Examination [Line Items]
Expected impact on income tax benefit of amended corporate income tax returns	$ (2)